ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable

	December 31,	December 31,
	2023	2022
Accounts receivable	$211,369	$1,199,756
Allowance for current expected credit loss	(47,199)	(231,937)
Accounts receivable, net	$164,170	$967,819

Schedule of CECL rates used to calculate current expected credit losses

Age of accounts receivable	Current	31-60 days	61-90 days	91-180 days	181-365 days	Over 365 days
Historical loss rate	0.00%	0.00%	0.00%	0.00%	5.00%	20.00%
Adjustment	0.38%	0.76%	1.14%	1.26%	2.53%	4.55%
CECL rate	0.38%	0.76%	1.14%	1.26%	7.53%	24.55%